Commitments and Contingencies (Details) - Schedule of Future Aggregate Minimum Lease Payments - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Future Aggregate Minimum Lease Payments [Abstract]
2024	$ 642,604
2025	373,941
2026 and thereafter	247,537
Total future minimum lease payments	1,264,082
Less: imputed interest	(133,576)
Total operating lease liability	1,130,506
Less: operating lease liability - current	559,375	$ 461,161
Total operating lease liability – non current	$ 571,131	$ 561,897